INTANGIBLE ASSETS - Schedule of Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 42,090,843
Amortization	(935,560)	$ (487,876)	$ (249,658)
Ending balance	81,899,830	42,090,843
Subsidies received	0	$ 2,455,588
Buy-out amount			1,000,000
Buy-out and earn-out amount			6,000,000
Balance of purchase price payable related to the acquisition of the dealership rights, without interest (Note 9)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Borrowings costs, capitalized within intangible assets	778,697
Balance of purchase price payable related to the acquisition of the dealership rights, without interest (Note 9) | Discounted cash flow | Discount rate, measurement input | Borrowing Costs | Minimum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Interest rates used to capitalize the borrowing costs		0.0235
Balance of purchase price payable related to the acquisition of the dealership rights, without interest (Note 9) | Discounted cash flow | Discount rate, measurement input | Borrowing Costs | Maximum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Interest rates used to capitalize the borrowing costs		0.275
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,612,795
Ending balance	3,039,713	$ 1,612,795
Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	35,014,166
Ending balance	73,324,410	35,014,166
Decrease through goverment assistance	4,474,977	5,360,126
Dealership rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,463,882
Ending balance	5,535,707	5,463,882
Payments for earn-out agreement	3,433,203	2,818,203
GROSS CARRYING AMOUNT
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	43,289,444	27,752,142
Additions, separately acquired	1,369,776	827,855
Additions, internally developed	39,456,916	12,788,264
Additions, borrowing costs	31,850	612,962
Foreign currency translation adjustment	115,989	(1,308,221)
Ending balance	84,031,997	43,289,444	27,752,142
GROSS CARRYING AMOUNT | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,152,616	1,255,871
Additions, separately acquired	1,369,776	827,855
Additions, internally developed	698,381	0
Additions, borrowing costs	0	0
Foreign currency translation adjustment	3,485	(68,890)
Ending balance	4,217,288	2,152,616	1,255,871
GROSS CARRYING AMOUNT | Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	35,672,946	21,140,220
Additions, separately acquired	0	0
Additions, internally developed	38,758,535	12,788,264
Additions, borrowing costs	31,850	612,962
Foreign currency translation adjustment	184,329	(1,131,500)
Ending balance	74,279,002	35,672,946	21,140,220
GROSS CARRYING AMOUNT | Dealership rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,463,882	5,356,051
Additions, separately acquired	0	0
Additions, internally developed	0	0
Additions, borrowing costs	0	0
Foreign currency translation adjustment	(71,825)	(107,831)
Ending balance	5,535,707	5,463,882	5,356,051
DEPRECIATION
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,198,601)	(671,508)
Amortization	935,560	487,876
Foreign currency translation adjustment	(1,994)	39,217
Ending balance	(2,132,167)	(1,198,601)	(671,508)
DEPRECIATION | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(539,821)	(196,388)
Amortization	640,321	322,493
Foreign currency translation adjustment	(2,567)	20,940
Ending balance	(1,177,575)	(539,821)	(196,388)
DEPRECIATION | Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(658,780)	(475,120)
Amortization	295,239	165,383
Foreign currency translation adjustment	573	18,277
Ending balance	(954,592)	(658,780)	(475,120)
DEPRECIATION | Dealership rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Amortization	0	0
Foreign currency translation adjustment	0	0
Ending balance	$ 0	$ 0	$ 0